Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 412	$ 58	¥ 0	¥ 0
Amortization expense of intangible assets	¥ 7,420	$ 1,045	¥ 3,817	¥ 5,071